Significant Accounting Policies - Summary of Depreciation Method of Right of Use Assets (Details)	12 Months Ended
Dec. 31, 2020
Right-of-use assets - Offices | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1
Right-of-use assets - Offices | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10
Right-of-use assets - Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1
Right-of-use assets - Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3
Right-of-use assets - Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3